Crypto Assets Held - Schedule of the Crypto Assets Company consist (Details)		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Schedule of the Crypto Assets [Line Items]
Total crypto assets held Fair value		$ 11,640,525	$ 60,027,818
Total crypto assets held Cost basis		$ 11,664,323	$ 60,772,721
Bitcoin [Member]
Schedule of the Crypto Assets [Line Items]
Total crypto assets held Units		3	497
Total crypto assets held Fair value		$ 256,946	$ 45,718,280
Total crypto assets held Cost basis		$ 254,990	$ 46,469,779
USDT [Member]
Schedule of the Crypto Assets [Line Items]
Total crypto assets held Units		11,364,488	14,305,267
Total crypto assets held Fair value		$ 11,351,306	$ 14,275,226
Total crypto assets held Cost basis		$ 11,367,092	$ 14,277,369
Ethereum [Member]
Schedule of the Crypto Assets [Line Items]
Total crypto assets held Units		9	9
Total crypto assets held Fair value		$ 26,877	$ 30,457
Total crypto assets held Cost basis		$ 37,877	$ 22,622
Other crypto assets [Member]
Schedule of the Crypto Assets [Line Items]
Total crypto assets held Units	[1]
Total crypto assets held Fair value		$ 5,396	$ 3,855
Total crypto assets held Cost basis		$ 4,364	$ 2,951

[1]	Not meaningful.